Investments (Tables)	12 Months Ended
Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Cost and Fair Value of Investments

	December 31, 2020	December 31, 2019
	(in thousands)
Available for sale investments at start of year	$49,628	$59,910
Purchases	—	9,603
Sales and maturities	(47,902)	(21,686)
Interest on short term investments	—	1,065
Realized gain on sale of short term investments	234	55
Unrealized capital (loss)/gain – investments	(231)	681
Available for sale investments at end of year	$1,729	$49,628

Available For Sale Short Term Investments by Major Security Type	The following table represents our available for sale short term investments by major security type as of December 31, 2020:

			Maturity by period
	Cost Total	Fair Value Total	Less than 1 year	1 to 5 years
	(in millions)
Term deposits	$1.73	$1.73	$0.50	$1.23
Total ($ in millions)	$1.73	$1.73	$0.50	$1.23

Equity Method Investments
The following table represents our equity method investments at December 31, 2020:

	Ownership Percentage	Carrying Value	Carrying Value
			At date of investment
	December 31, 2020	December 31, 2020	July 24, 2020
		(in thousands)
Oncacare Limited	49%	$4,534	$4,900